Trade and other receivables and Prepayments (Details)	12 Months Ended
Feb. 28, 2021
Disclosure of trade and other receivables [text block] [Abstract]
Recognized loss allowance on against all receivables over 360 days (with the exception of Singapore, Portugal and Africa)	100.00%